FINANCIAL RISK MANAGEMENT - Interest rate risk (Details) - Interest rate risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Percent of borrowings that are at a fixed rate of interest	63.00%	63.00%
Variable interest loans and borrowings
FINANCIAL RISK MANAGEMENT
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%